Note 5 - Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	Successor	Predecessor
	December 31,	December 31,
	2016	2015

Trade receivables	$100,660	$460,763
Other receivables	603,015	650,230
	703,675	1,110,993
Less allowance for doubtful accounts	(409,377)	(96,748)
	$294,298	$1,014,245